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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment [   ]; Amendment Number:

    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:         March Partners LLC
Address:      888 Seventh Avenue, Suite 1608
              New York, NY 10106


Form 13F File Number: 28-6311

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Kenneth Berkow
Title:        Controller
Phone:        212-489-3388

Signature, Place, and Date of Signing:

    /s/ Kenneth Berkow         New York, NY           8/7/01
    ____________________     _______________    _________________
        [Signature]           [City, State]         [Date]





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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-
         [Repeat as necessary.]



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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          None

Form 13F Information Table Entry Total:     61

Form 13F Information Table Value Total:     $156,378
                                            [Thousands]

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

         No.       Form 13F File Number     Name

                   28-

         [Repeat as necessary.]



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
                                                       MARCH PARTNERS LLC
                                                   Form 13F INFORMATION TABLE
                                                          June 29, 2001

   COLUMN 1          COLUMN 2     COLUMN 3     COLUMN 4       COLUMN 5             COLUMN 6          COLUMN 7      COLUMN 8
   ---------         --------     --------     --------       --------             ---------         --------     ----------

                                               MARKET                         INVESTMENT DISCRETION            VOTING AUTHORITY
                      TITLE        CUSIP       VALUE     SHRD OR  SH/  SH/    (a) (b)      (c)        OTHER    (a)    (b)    (c)
NAME OF ISSUER        OF CLASS     NUMBER      (x1000s)  PRN AMT  PRN  CALL   SOLE SHRD  SHRD OTHR   MANAGERS  SOLE  SHARED  NONE
--------------        --------     ------      -------   -------  ---  ----   ---- ---- -----------  --------  ----  ------  ----

AMERICAN GENERAL
  CORP               Common Stock  026351106   10,405   224,000              Sole                    None     224,000
AT&T CORP            Common Stock  001957109    6,996   318,000              Sole                    None     318,000
AURORA BIOSCIENCES
  CORP               Common Stock  051920106    1,147    37,000              Sole                    None      37,000
AXYS PHARMACEUTICALS
   INC               Common Stock  054635107      462   110,000              Sole                    None     110,000
BARD (C.R.) INC.     Common Stock  067383109    7,517   132,000              Sole                    None     132,000
BARRETT RESOURCES
CORP                 Common Stock  068480201    1,504    25,484              Sole                    None      25,484
BAXTER INTERNATIONAL
   INC               Common Stock  071813125        1    27,000              Sole                    None      27,000
CABLETRON SYSTEMS
  INC                Common Stock  126920107      546    23,900              Sole                    None      23,900
CAL FED BANCORP INC. Common Stock  130209604       45    16,100              Sole                    None      16,100
CARDINAL HEALTH INC  Common Stock  14149Y108    2,717    39,375              Sole                    None      39,375
CHIEFTAIN INTER-
  NATIONAL INC.      Common Stock  16867C101      719    25,000              Sole                    None      25,000
CNA SURETY CORPORA-
  TION               Common Stock  12612L108    1,449   103,500              Sole                    None     103,500
CONECTIV             Common Stock  206829103    3,139   144,000              Sole                    None     144,000
CONSTELLATION ENERGY
   GROUP INC.        Common Stock  210371100    2,130    50,000              Sole                    None      50,000
DEAN FOODS CO.       Common Stock  242361103    2,412    60,000              Sole                    None      60,000
DEUTSCHE TELEKOM
  AG-SPON ADR        SPONSORED ADR 251566105    3,449   153,620              Sole                    None     153,620
EL PASO CORP         Common Stock  28336L109    1,461    27,798              Sole                    None      27,798
GALILEO INTER-
  NATIONAL INC.      Common Stock  363547100    2,275    70,000              Sole                    None      70,000
GPU INC              Common Stock  36225X100    4,978   140,000              Sole                    None     140,000
GULF CANADA
  RESOURCES LTD      Common Stock  40218L305    2,027   250,000              Sole                    None     250,000
HOMESTAKE MINING
  COMPANY            Common Stock  437614100    1,550   200,000              Sole                    None     200,000
HONEYWELL INTER-
  NATIONAL INC       Common Stock  438516106    6,449   184,300              Sole                    None     184,300



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HOUGHTON MIFFLIN CO. Common Stock  441560109    3,068    51,200              Sole                    None      51,200
HS RESOURCES INC.    Common Stock  404297103      324     5,000              Sole                    None       5,000
IBP INC              Common Stock  449223106    2,525   100,000              Sole                    None     100,000
JOHNSON & JOHNSON    Common Stock  478160104    3,788    75,754              Sole                    None      75,754
LUCENT TECHNOLOGIES
   INC               Common Stock  549463107    1,240   200,000              Sole                    None     200,000
METHODE ELECTRONICS  Common Stock  591520200       88    10,200              Sole                    None      10,200
MICROSOFT CORP       Common Stock  594918104    1,095    15,000              Sole                    None      15,000
NASDAQ 100-INDEX
  TRACKING STOCK     Common Stock  631100104      914    20,000              Sole                    None      20,000
NOVA CORP/GEORGIA    Common Stock  669784100    3,702   117,700              Sole                    None     117,700
PEREGRINE SYSTEMS
  INC.               Common Stock  71366Q101    1,465    50,500              Sole                    None      50,500
PITTSBURGH FINANCIAL
   CORPORATION       Common Stock  725098107      271    23,900              Sole                    None      23,900
PRIDE INTERNATIONAL
   INC.              Common Stock  741932107      380    20,000              Sole                    None      20,000
PROGRESS ENERGY INC  CVO           743263AA3       21    47,000              Sole                    None      47,000
QUAKER OATS CO       Common Stock  747402105    9,034    99,000              Sole                    None      99,000
RALSTON PURINA CO    Common Stock  751277302    8,565   285,300              Sole                    None     285,300
RGS ENERGY GROUP
   INC.              Common Stock  74956K104    3,214    85,700              Sole                    None      85,700
RIVERSTONE NETWORKS
   INC               Common Stock  769320102    1,376    69,200              Sole                    None      69,200
ROCKWELL COLLINS     Common Stock  774341101      550    23,400              Sole                    None      23,400
ROSETTA INPHARMATICS Common Stock  777777103      773    49,900              Sole                    None      49,900
STRUCTURAL DYNAMICS
   RESEARCH          Common Stock  863555108    2,232    91,100              Sole                    None      91,100
SUIZA FOODS CORP.    Common Stock  865077101    1,328    25,000              Sole                    None      25,000
TEXACO INC           Common Stock  881694103   11,144   165,500              Sole                    None     165,500
TOSCO CORP           Common Stock  891490302    9,259   210,200              Sole                    None     210,200
UNIGRAPHICS
  SOLUTIONS INC.     Common Stock  904928108    2,664    83,900              Sole                    None      83,900
VALERO ENERGY CORP   Common Stock  91913Y100    3,726   101,300              Sole                    None     101,300
WACHOVIA CORP        Common Stock  929771103    4,269    60,000              Sole                    None      60,000
WASHINGTON MUTUAL
  INC.               Common Stock  939322103    1,558    41,500              Sole                    None      41,500
WILLAMETTE
  INDUSTRIES         Common Stock  969133107    2,624    53,000              Sole                    None      53,000
WORLDCOM INC - MCI
  GROUP              Common Stock  98157D304      806    50,052              Sole                    None      50,052
WORLDCOM INC-
  WORLDCOM GROUP     Common Stock  98157D106    1,083    76,300              Sole                    None      76,300
YONKERS FINANCIAL
  CORP.              Common Stock  986073104      955    43,800              Sole                    None      43,800
AMERICAN GENERAL
  CORP               Common Stock  026351106      236       375    Call      Sole                    None         Sole
AMERICAN GENERAL
  CORP               Common Stock  026351106      258       230    Call      Sole                    None         Sole
AMERICAN GENERAL
  CORP               Common Stock  026351106      288       250    Call      Sole                    None         Sole



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AT&T CORP            Common Stock  001957109    4,070     3,180    Put       Sole                    None         Sole
DEUTSCHE TELEKOM
  AG-SPON ADR        Common Stock  251566105    3,112     1,402    Put       Sole                    None         Sole
LUCENT TECHNOLOGIES
   INC               Common Stock  549463107      370     1,000    Put       Sole                    None         Sole
LUCENT TECHNOLOGIES
   INC               Common Stock  549463107      410     1,000    Put       Sole                    None         Sole
SUIZA FOODS CORP.    Common Stock  865077101      215       500    Put       Sole                    None         Sole

                                   Total     $156,378

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